WARRANTS (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2014	May. 31, 2014	Aug. 31, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Warrants And Derivative Warrant Liability [Line Items]
Warrants Exercised					337,169			325,670
Warrants Exercised on Cashless Basis								1,000,000
Shares Issued During Period Upon Exercise of Warrants								537,722
Stock Issued During Period, Shares, New Issues		4,163,961		686,420
Derivative, Gain on Derivative								$ 1,100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 3.00					$ 3.00
Proceeds from Warrant Exercises					$ 287,000	$ 0	$ 0	$ 405,000
Common Stock Purchase Warrants Issued Shares			3,600,024					3,600,024
Share Based Compensation Expense Recognized For Warrants Issued To Consultants					$ 67,000	$ 40,000
Series B Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70					$ 0.70
Warrants Amended During Period						3,826,792
Series B And C Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Expiration Date					Dec. 31, 2016
Series C Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Amended During Period						4,163,961
Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							248,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.36
Private Offering [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues	483,125				483,125
August 2013 Offering [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.75					$ 1.75
Consultants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					225,000	96,000	248,000
Allocated Share-based Compensation Expense							$ 89,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.00				$ 0.65	$ 3.00	$ 0.36
Warrants Weighted Average Fair Value					0.30	0.41
Warrant Expiration Period Description					expire on the five year anniversary of the date of issuance	expire on the five year anniversary of the date of issuance
Placement Agent [Member]
Warrants And Derivative Warrant Liability [Line Items]
Shares Issued During Period Upon Exercise of Warrants							326,817
Stock Issued During Period, Shares, New Issues	326,817
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			18,410					18,410
Common Stock Purchase Warrants Issued Shares			266,668					266,668
Investor [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues	10,409,905
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			71,374					71,374
Common Stock Purchase Warrants Issued Shares			3,333,356					3,333,356
Maximum [Member] | Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.00
Minimum [Member] | Business And Advisory Services [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 1.15
Equity Classified Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Shares Issued During Period Upon Exercise of Warrants	10,736,722					10,736,722
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.15				$ 1.15	$ 1.15
Equity Classified Warrants [Member] | Maximum [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	1.15				1.15	1.15
Equity Classified Warrants [Member] | Minimum [Member]
Warrants And Derivative Warrant Liability [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.85				$ 0.85	$ 0.85
Liability Classified Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Exercised								242,000
Derivative Liability								$ 80,000
Common Stock Purchase Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Stock Issued During Period, Shares, New Issues			776,204					776,204